PAYROLL AND RELATED BENEFITS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll And Related Benefits
Cost of sales	R$ 2,944.6	R$ 2,796.1	R$ 2,629.6
Distribution expenses	1,566.5	1,570.8	1,289.9
Commercial expenses	1,623.6	1,619.1	1,321.3
Administrative expenses	2,170.4	2,029.6	1,907.6
Net finance costs	107.7	112.6	114.3
Other operating (income)/expenses	(165.4)	(62.4)	(1.3)
Exceptional items	215.0	100.8	152.1
Total	R$ 8,462.4	R$ 8,166.6	R$ 7,413.5